Investments in subsidiaries (Tables)	12 Months Ended
Sep. 30, 2022
Business Combinations [Abstract]
Disclosure of detailed information about business combinations
The following table presents the fair value of assets acquired and liabilities assumed for all acquisitions based on the acquisition-date fair values of the identifiable tangible and intangible assets acquired and liabilities assumed:

	CMC	Umanis	Others	Total
	$	$	$	$
Current assets	46,900	106,102	18,267	171,269
PP&E (Note 6)	1,556	5,179	1,429	8,164
Right-of-use assets (Note 7)	3,353	12,855	5,906	22,114
Contract costs	979	—	—	979
Intangible assets[1] (Note 9)	20,657	62,337	27,653	110,647
Other long-term assets	2,336	16,362	—	18,698
Goodwill[2] (Note 12)	93,638	391,026	146,184	630,848
Current liabilities	(41,055)	(96,141)	(26,904)	(164,100)
Long-term debt	(37,937)	(77,973)	(46,730)	(162,640)
Lease liabilities	(3,920)	(12,919)	(6,342)	(23,181)
Deferred tax liabilities	(2,706)	(12,688)	(560)	(15,954)
Retirement benefits obligations (Note 17)	—	(9,743)	(449)	(10,192)
	83,801	384,397	118,454	586,652
Cash acquired	7,099	35,861	29,006	71,966
Net assets acquired	90,900	420,258	147,460	658,618

Consideration paid	79,291	420,258	139,643	639,192
Consideration payable	11,609	—	7,817	19,426
[1] Intangible assets are mainly composed of client relationships.
[2] The goodwill arising from the acquisitions mainly represents the future economic value associated to acquired work force and synergies with the Company’s operations. The goodwill is not deductible for tax purposes.
The following table presents the fair value of assets acquired and liabilities assumed for all acquisitions based on the acquisition-date fair values of the identifiable tangible and intangible assets acquired and liabilities assumed:

2021
$
Current assets	17,746
PP&E (Note 6)	1,869
Right-of-use assets (Note 7)	4,982
Intangible assets (Note 9)	22,107
Deferred tax assets	749
Goodwill[1]	75,697
Current liabilities	(11,859)
Lease liabilities	(5,733)
105,558
Cash acquired	5,955
Net assets acquired	111,513

Consideration paid	104,148
Consideration payable	7,365
[1] The goodwill arising from the acquisitions mainly represents the future economic value associated to acquired work force and synergies with the Company’s operations. As at September 30, 2021, $75,697,000 of the goodwill is included in the U.S. Commercial and State Government operating segment. An amount of goodwill of $23,985,000 is deductible for tax purposes.